INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ASSETS [Abstract]
Cash and due from banks	$ 36,994	$ 35,238
Interest bearing deposits - time	2,739	5,591
Accrued income and other assets	29,551	28,643
Total Assets	2,789,355	2,548,950
LIABILITIES AND SHAREHOLDERS' EQUITY [Abstract]
Subordinated debentures	35,569	35,569
Accrued expenses and other liabilities	33,719	28,531
Shareholders' equity	264,933	248,980	$ 251,092	$ 250,371
Total Liabilities and Shareholders' Equity	2,789,355	2,548,950
OPERATING INCOME [Abstract]
Interest income	98,309	86,523	80,842
OPERATING EXPENSES [Abstract]
Interest expense	9,123	6,882	5,856
Income (Loss) Before Income Tax and Equity in Undistributed Net Income of Subsidiaries	38,438	32,901	29,380
Income tax expense (benefit)	17,963	10,135	9,363
Net Income	20,475	22,766	20,017
CONDENSED STATEMENTS OF CASH FLOWS [Abstract]
Net income	20,475	22,766	20,017
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH FROM (USED) IN OPERATING ACTIVITIES
Deferred income tax expense (benefit)	16,009	9,718	9,212
Share based compensation	1,748	1,620	1,477
(Increase) decrease in accrued income and other assets	(3,708)	(7,182)	(1,483)
Increase (decrease) in accrued expenses and other liabilities	5,442	559	(1,376)
Total Adjustments	18,132	938	2,838
Net Cash From Operating Activities	38,607	23,704	22,855
CASH FLOW FROM INVESTING ACTIVITIES [Abstract]
Purchases of interest bearing deposits - time	0	0	(4,595)
Maturity of interest bearing deposits - time	2,850	6,253	6,222
Net Cash Used in Investing Activities	(277,578)	(138,855)	(160,513)
CASH FLOW USED IN FINANCING ACTIVITIES [Abstract]
Dividends paid	(8,960)	(7,274)	(5,896)
Proceeds from issuance of common stock	72	82	112
Share based compensation withholding obligation	(579)	(627)	(1,091)
Repurchase of common stock	0	(16,854)	(13,498)
Net Cash From Financing Activities	210,515	112,562	149,425
Net Increase (Decrease) in Cash and Cash Equivalents	(28,456)	(2,589)	11,767
Cash and Cash Equivalents at Beginning of Year	83,194	85,783	74,016
Cash and Cash Equivalents at End of Year	54,738	83,194	85,783
Parent Company [Member]
ASSETS [Abstract]
Cash and due from banks	16,454	9,515
Interest bearing deposits - time	5,000	5,000
Investment in subsidiaries	271,315	259,883
Accrued income and other assets	8,375	10,489
Total Assets	301,144	284,887
LIABILITIES AND SHAREHOLDERS' EQUITY [Abstract]
Subordinated debentures	35,569	35,569
Accrued expenses and other liabilities	500	379
Shareholders' equity	265,075	248,939
Total Liabilities and Shareholders' Equity	301,144	284,887
OPERATING INCOME [Abstract]
Dividends from subsidiary	16,000	5,000	0
Interest income	29	27	72
Other income	41	153	31
Total Operating Income	16,070	5,180	103
OPERATING EXPENSES [Abstract]
Interest expense	1,347	1,167	1,021
Administrative and other expenses	714	554	560
Total Operating Expenses	2,061	1,721	1,581
Income (Loss) Before Income Tax and Equity in Undistributed Net Income of Subsidiaries	14,009	3,459	(1,478)
Income tax expense (benefit)	1,587	(615)	(542)
Income (Loss) Before Equity in Undistributed Net Income of Subsidiaries	12,422	4,074	(936)
Equity in undistributed net income of subsidiaries	8,053	18,692	20,953
Net Income	20,475	22,766	20,017
CONDENSED STATEMENTS OF CASH FLOWS [Abstract]
Net income	20,475	22,766	20,017
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH FROM (USED) IN OPERATING ACTIVITIES
Deferred income tax expense (benefit)	2,146	(615)	(542)
Share based compensation	45	29	21
(Increase) decrease in accrued income and other assets	(32)	246	5
Increase (decrease) in accrued expenses and other liabilities	121	1	(6)
Equity in undistributed net income of subsidiaries	(8,053)	(18,692)	(20,953)
Total Adjustments	(5,773)	(19,031)	(21,475)
Net Cash From Operating Activities	14,702	3,735	(1,458)
CASH FLOW FROM INVESTING ACTIVITIES [Abstract]
Purchases of interest bearing deposits - time	(10,000)	(7,500)	(5,000)
Maturity of interest bearing deposits - time	10,000	7,500	12,500
Return of capital from subsidiary	0	18,000	18,500
Net Cash Used in Investing Activities	0	18,000	26,000
CASH FLOW USED IN FINANCING ACTIVITIES [Abstract]
Dividends paid	(8,960)	(7,274)	(5,896)
Proceeds from issuance of common stock	1,776	1,735	1,569
Share based compensation withholding obligation	(579)	(627)	(1,091)
Repurchase of common stock	0	(16,854)	(13,498)
Net Cash From Financing Activities	(7,763)	(23,020)	(18,916)
Net Increase (Decrease) in Cash and Cash Equivalents	6,939	(1,285)	5,626
Cash and Cash Equivalents at Beginning of Year	9,515	10,800	5,174
Cash and Cash Equivalents at End of Year	$ 16,454	$ 9,515	$ 10,800